CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Sep. 12, 2017	Dec. 31, 2016	Jun. 30, 2016	Jun. 13, 2016	May 31, 2016	May 20, 2016	Dec. 31, 2015	May 10, 2005
Equity
Common shares, par value (in dollars per share)	$ 2.00		$ 2.00	$ 2.00		$ 2.00			$ 2
Common shares, shares authorized (in shares)	800,000,000		800,000,000					800,000,000
Common shares, shares outstanding (in shares)	504,518,940	508,763,020	504,444,280		508,444,280		500,944,280	492,759,940